Noninterest income	6 Months Ended
Sep. 30, 2025
Noninterest Income [Abstract]
Noninterest income
16. Noninterest income
Details of Noninterest income for the six months ended September 30, 2024 and 2025 are as follows:

	Six months ended September 30,
	2024	2025

	(in millions of yen)
Fee and commission income:
Securities-related business (1)	126,734	145,973
Deposits-related business (1)	7,976	7,689
Lending-related business (2)(4)	118,321	137,952
Remittance business (1)	50,247	51,715
Asset management business (1)	62,005	64,230
Trust-related business (1)	63,978	65,981
Agency business (1)	19,940	20,063
Guarantee-related business (3)	23,200	24,071
Fees for other customer services (1)	100,468	113,079

Total Fee and commission income	572,869	630,753

Foreign exchange gains (losses)—net (3)	(120,497)	(7,234)
Trading account gains (losses)—net (2)	801,981	224,043
Investment gains (losses)—net:
Debt securities (3)	12,139	3,244
Equity securities (3)	(133,889)	586,485
Equity in earnings (losses) of equity method investees—net (3)	9,086	38,290
Gains on disposal of premises and equipment (3)	72,346	16,469
Other noninterest income (2) (5)	123,285	148,782

Total	1,337,318	1,640,833

Notes:
(1)	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
(2)	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
(3)	These amounts are revenues from contracts that do not meet the scope of ASC 606.
(4)	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.
(5)	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 17 “Fair value” for further details.
Certain Fee and commission income, Trading account gains
(losses)-net
and Other noninterest income outlined in the table above are considered to be revenues from contracts that are within the scope of ASC 606. The MHFG Group disaggregates Fee and commission income, which is the main part of revenues within the scope of ASC 606, by type of business or service in the table above.
Fee and commission income
For the MHFG Group’s accounting policy for the recognition of Fee and commission income, see Note 1 “Basis of presentation and summary of significant accounting policies” to the consolidated financial statements in the Group’s most recent Form
20-F.

Trust-related business fees consist of trust fees earned primarily through fiduciary asset management and administrative service and other trust-related fees, which amounted to ¥28 billion and ¥36 billion for the six months ended September 30, 2024, respectively, and ¥30 billion and ¥36 billion for the six months ended September 30, 2025, respectively.
Trading account gains (losses)—net and Other noninterest income
In addition to Fee and commission income, Trading account gains
(losses)-net
and Other noninterest income include certain revenues within the scope of ASC 606. Underwriting fees from trading securities, which amounted to ¥58 billion and ¥54 billion for the six months ended September 30, 2024 and 2025, respectively, are within the scope of ASC 606 and accounted for in Trading account gains
(losses)-net.
Underwriting fees are primarily recognized on the date which all the considerations of the transaction are fixed. For the six months ended September 30, 2024 and 2025, approximately ¥14 billion and ¥14 billion, respectively, of Other noninterest income were within the scope of ASC 606. Credit card interchange fees are within the scope of ASC 606 and accounted for in Other noninterest income. Credit card interchange fees are earned on credit card transactions conducted through payment networks and recognized upon settlement of the credit card payment transactions.
Contract balances relating to revenues from contracts with customers subject to ASC 606
Contract assets and receivables from contracts with customers subject to ASC 606 are recognized in Accrued income or accounts receivable of Other assets. As of March 31, 2025 and September 30, 2025, the balance of contract assets was not material. Contract liabilities are recognized in unearned income of Other liabilities. As of March 31, 2025 and September 30, 2025, the balance of contract liabilities was not material.
Remaining performance obligations relating to revenues from contracts with customers subject to ASC 606
Remaining performance obligations are services that the MHFG Group has committed to provide in the future in connection with its contracts with customers. As of March 31, 2025 and September 30, 2025, the amount of expected revenues from current obligations to provide services in the future was not material. It excludes revenues from contracts less than one year or contracts that have provisions that allow the Group to recognize revenue at the amount it has the right to invoice.